UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                     (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 47.04%
Consumer Discretionary - 5.64%
*	Amazon.com, Inc.	700	$524,909
	American Outdoor Brands Corp.	20,000	421,600
	Lowe's Cos., Inc.	7,000	497,840
	Starbucks Corp.	6,300	349,776
	The TJX Cos., Inc.	6,600	495,858
	The Walt Disney Co.	5,800	604,476
*	Under Armour, Inc.	14,200	412,510
			3,306,969
Consumer Staples - 3.00%
	Altria Group, Inc.	6,175	417,554
	CVS Health Corp.	5,000	394,550
	PepsiCo, Inc.	3,785	396,024
	The Procter & Gamble Co.	6,585	553,667
			1,761,795
Energy - 4.12%
	Chevron Corp.	5,025	591,443
	Exxon Mobil Corp.	8,000	722,080
	Schlumberger Ltd.	8,475	711,476
	Spectra Energy Corp.	9,500	390,355
			2,415,354
Financials - 7.29%
	Bank of America Corp.	27,100	598,910
*	Berkshire Hathaway, Inc.	3,500	570,430
	Chubb Ltd.	3,075	406,269
	JPMorgan Chase & Co.	6,950	599,716
	The Charles Schwab Corp.	10,000	394,700
	The Goldman Sachs Group, Inc.	2,000	478,900
	The PNC Financial Services Group, Inc.	5,350	625,736
	Wells Fargo & Co.	10,950	603,455
			4,278,116
Health Care - 4.76%
	Abbott Laboratories	11,500	441,715
	AbbVie, Inc.	7,125	446,167
	Amgen, Inc.	3,725	544,632
	Bristol-Myers Squibb Co.	8,700	508,428
	Johnson & Johnson	3,775	434,918
	Zimmer Biomet Holdings, Inc.	4,075	420,540
			2,796,400
Industrials - 5.76%
*	Gencor Industries, Inc.	25,000	392,500
	General Dynamics Corp.	2,400	414,384
	General Electric Co.	15,000	474,000
	Granite Construction, Inc.	8,000	440,000
	Parker-Hannifin Corp.	3,000	420,000
	The LS Starrett Co.	10,878	101,165

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Industrials - Continued
*	Transcat, Inc.	15,054	$162,583
	United Parcel Service, Inc.	3,925	449,962
*	United Rentals, Inc.	5,000	527,900
			3,382,494
Information Technology - 11.48%
*	Alphabet, Inc.	666	514,032
	Apple, Inc.	9,835	1,139,090
*	Check Point Software Technologies Ltd.	5,425	458,195
	Cisco Systems, Inc.	14,500	438,190
	Corning, Inc.	35,000	849,450
*	Digimarc Corp.	11,000	330,000
*	Facebook, Inc.	4,000	460,200
	FLIR Systems, Inc.	14,000	506,660
	Intel Corp.	15,700	569,439
	Mastercard, Inc.	5,400	557,550
	Microsoft Corp.	7,150	444,301
	Palo Alto Networks, Inc.	3,775.00	472,064
			6,739,171
Materials - 2.43%
	Ecolab, Inc.	5,000	586,100
	Monsanto Co.	4,000	420,840
	Nucor Corp.	7,075	421,104
			1,428,044
Telecommunications - 0.75%
	Verizon Communications, Inc.	8,225	439,050
			439,050
Utilities - 1.81%
	Duke Energy Corp.	8,000	620,960
	The Southern Co.	9,000	442,710
			1,063,670

	Total Common Stocks (Cost $24,384,694)		27,611,063

EXCHANGE-TRADED PRODUCT - 0.63%
	iShares US Preferred Stock ETF	10,000	372,100

	Total Exchange-Traded Product (Cost $369,947)		372,100

MUTUAL FUND - 1.25%
	Templeton Global Bond Fund	61,145	731,901

	Total Mutual Fund (Cost $717,466)		731,901

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
					Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 1.07%				Shares
	Ventas, Inc.			10,000	$625,200

	Total Real Estate Investment Trust (Cost $552,510)				625,200

CORPORATE BONDS - 20.32%		Principal	Coupon Rate	Maturity Date
*	Anheuser-Busch InBev Worldwide, Inc.	$950,000	1.38%	7/15/2017	950,918
*	Apple, Inc.	900,000	2.85%	5/6/2021	921,175
*	Caterpillar Financial Services Corp.	475,000	5.45%	4/15/2018	498,361
*	Caterpillar Financial Services Corp.	425,000	7.05%	10/1/2018	463,527
*	Cisco Systems, Inc.	900,000	4.95%	2/15/2019	960,594
*	Comcast Corp.	900,000	3.13%	7/15/2022	916,924
*	CVS Health Corp.	900,000	2.75%	12/1/2022	887,060
*	Duke Energy Florida LLC	250,000	5.80%	9/15/2017	257,515
*	Duke Energy Florida LLC	425,000	5.65%	6/15/2018	449,298
*	General Mills, Inc.	430,000	5.70%	2/15/2017	432,202
*	General Mills, Inc.	470,000	5.65%	2/15/2019	506,163
*	John Deere Capital Corp.	255,000	2.00%	1/13/2017	255,048
*	John Deere Capital Corp.	225,000	2.80%	9/18/2017	227,339
*	John Deere Capital Corp.	450,000	2.05%	3/10/2020	449,105
*	JPMorgan Chase & Co.	835,000	2.00%	8/15/2017	838,356
*	Microsoft Corp.	900,000	2.38%	5/1/2023	885,504
*	Norfolk Southern Corp.	300,000	7.70%	5/15/2017	306,975
*	Norfolk Southern Corp.	245,000	5.75%	4/1/2018	257,367
*	Norfolk Southern Corp.	350,000	3.25%	12/1/2021	361,131
*	Progress Energy, Inc.	180,000	7.05%	3/15/2019	198,740
*	The Southern Co.	895,000	2.45%	9/1/2018	903,555

	Total Corporate Bonds (Cost $11,999,842)				11,926,857

FEDERAL AGENCY OBLGATIONS - 7.35%
*	Federal Farm Credit Banks	1,250,000	1.750%	12/14/2018	1,262,014
*	Federal Farm Credit Banks	45,000	1.625%	6/14/2019	45,252
*	Federal Home Loan Banks	125,000	4.125%	3/4/2019	132,507
*	Federal Home Loan Banks	200,000	1.850%	9/19/2018	202,299
*	Federal Home Loan Banks	1,570,000	4.125%	3/13/2020	1,693,808
*	Federal Home Loan Banks	100,000	1.540%	5/15/2020	99,326
*	Federal Home Loan Banks	250,000	5.125%	8/15/2019	273,410
*	Federal Home Loan Banks	60,000	1.600%	10/22/2020	57,913
*	Federal Home Loan Banks	375,000	4.500%	9/13/2019	404,994
*	Federal Home Loan Banks	135,000	4.375%	6/14/2019	144,657

	Total Federal Agency Obligations (Cost $4,310,818)				4,316,180

U.S. TREASURY NOTES - 19.80%
*	United States Treasury Note	2,880,000	1.625%	11/15/2022	2,802,375
*	United States Treasury Note	2,760,000	2.375%	8/15/2024	2,771,644
*	United States Treasury Note	1,600,000	1.375%	6/30/2018	1,607,375
*	United States Treasury Note	1,550,000	2.000%	11/30/2020	1,565,863
*	United States Treasury Note	2,905,000	1.000%	11/15/2019	2,870,276

	Total U.S. Treasury Notes (Cost $11,788,881)				11,617,533

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 2.17%
§	Federated Government Obligations Fund, 0.03%		1,270,790	$1,270,790

Total Short-Term Investment (Cost $1,270,790)				1,270,790

Total Value of Investments (Cost $55,394,948) (a) - 99.63%				$58,471,624

Other Assets Less Liabilities - 0.37%				216,847

Net Assets - 100%				$58,688,471

* Non-income producing investment	§	Represents 7 day effective yield

The following acronym is used in this portfolio:
LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$3,876,370
Aggregate gross unrealized depreciation				(799,694)

Net unrealized appreciation				$3,076,676

Summary of Investments	% of Net
by Sector	Assets	Value
Consumer Discretionary	5.64%	$3,306,969
Consumer Staples	3.00%	1,761,795
Energy	4.12%	2,415,354
Financials	7.29%	4,278,116
Health Care	4.76%	2,796,400
Industrials	5.76%	3,382,494
Information Technology	11.48%	6,739,171
Materials	2.43%	1,428,044
Telecommunications	0.75%	439,050
Utilities	1.81%	1,063,670
Exchange-Traded Product	0.63%	372,100
Mutual Fund	1.25%	731,901
Real Estate Investment Trust	1.07%	625,200
Corporate Bonds	20.32%	11,926,857
Federal Agency Obligations	7.35%	4,316,180
U.S. Treasury Notes	19.80%	11,617,533
Short-Term Investment	2.17%	1,270,790
Other Assets Less Liabilities	0.37%	216,847
Total	100.00%	$ 58,688,471

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$27,611,063	$27,611,063	$-	$-
Exchange-Traded Product	372,100	372,100	-	-
Mutual Fund	731,901	731,901	-	-
Real Estate Investment Trust	625,200	625,200	-	-
Corporate Bonds	11,926,857	-	11,926,857	-
Federal Agency Obligations	4,316,180	-	4,316,180	-
U.S. Treasury Notes	11,617,533	11,617,533	-	-
Short-Term Investment	1,270,790	1,270,790	-	-
Total Assets	$58,471,624	$42,228,587	$16,243,037	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 15, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 15, 2017	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 15, 2017	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund